As filed with the Securities and Exchange Commission on May 15, 2026

Securities Act File No. 333-267188

Investment Company Act File No. 811-23823

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	☐	Pre-Effective Amendment No.__
	☒	Post-Effective Amendment No. 143

AND/OR

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
	☒	Amendment No. 146

TEMA ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

575 Fifth Avenue, Suite 107
New York, New York 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 302.499.4928 ext. 801

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Maurits Pot

Tema ETFs LLC

575 Fifth Avenue, Suite 107
New York, New York 10017

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On May 22, 2026 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

 If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Parts A, B and C filed in Post-Effective Amendment No. 125 to the Registration Statement of Tema ETF Trust on behalf of Tema Healthcare AI ETF (the “Fund”) as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on February 20, 2026 (Accession Number 0001999371-26-003833), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until May 22, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the in the City of London, United Kingdom, on the 15th day of May 2026.

Tema ETF Trust

By:	/s/ Maurits Pot
Name:	Maurits Pot
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Maurits Pot	President	May 15, 2026
Maurits Pot

*	Trustee	May 15, 2026
Richard Keary

*	Trustee	May 15, 2026
John Jacobs

*	Trustee	May 15, 2026
Robert Sherry

/s/ Steve Munroe	Trustee	May 15, 2026
Steve Munroe

/s/ Frederick C. Teufel, Jr.	Treasurer and Principal Financial Officer	May 15, 2026
Frederick C. Teufel, Jr.

*By:	/s/ Maurits Pot
Maurits Pot

* Attorney-In-Fact – Pursuant to Power of Attorney Previously Filed dated April 21, 2023 for Messrs. Jacobs, Keary and Sherry, and filed with Registrant’s registration statement on Form N-1A dated May 24, 2022 and herein incorporated by reference.